Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive loss
Unrealized holding gain (loss) on securities available for sale during the year, pre-tax	$ 2,788	$ 13,053	$ (2,903)
Unrealized holding gain (loss) on securities available for sale during the year, Tax	(1,139)	(5,332)	1,138
Unrealized gain (loss) on securities available for sale during the year, after-tax	1,649	7,721	(1,765)
Less:
Reclassification adjustment for net gain included in net income, pre-tax	(151)	(1,855)	(4,673)
Reclassification adjustment for net gain included in net income, tax	63	757	1,831
Reclassification adjustment for net gain included in net income, after-tax	(88)	(1,098)	(2,842)
Reclassification adjustment for net impairment loss recognized in earnings, pre-tax		250	1,329
Reclassification adjustment for net impairment loss recognized in earnings, tax		(102)	(521)
Reclassification adjustment for net impairment loss recognized in earnings, after-tax		148	808
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss, Pre-tax			(3,615)
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss, Tax			1,417
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss, After-tax			(2,198)
Net unrealized gain (loss) on securities available for sale, pre-tax	2,637	11,448	(9,862)
Net unrealized gain (loss) on securities available for sale, tax	(1,076)	(4,677)	3,865
Net unrealized gain (loss) on securities available for sale, after-tax	$ 1,561	$ 6,771	$ (5,997)